SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Small Company Growth Fund (the “Fund”)

Daniel J. Hagen, CFA has announced his intention to retire from Peregrine Capital Management, LLC on June 30, 2023. He will continue to serve as portfolio manager of the Fund until June 30, 2023. After that date, all references to Daniel J. Hagen, CFA in the Fund’s prospectuses and statement of additional information are hereby removed.

Effective June 30, 2023, Allison Lewis, CFA is added as portfolio manager for the Fund.

I. Prospectus Effective June 30, 2023, in the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title / Managed Since[1]
Allspring Funds Management, LLC	Peregrine Capital Management, LLC

William A. Grierson, CFA, Portfolio Manager / 2005
Paul E. von Kuster, CFA, Portfolio Manager / 1984
Allison Lewis, CFA, Portfolio Manager / 2023
Ryan H. Smith, CFA, Portfolio Manager / 2021
Samuel D. Smith, CFA, Portfolio Manager / 2021

1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

Effective June 30, 2023, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Allison Lewis, CFA Small Company Growth Portfolio

Ms. Lewis joined Peregrine in 2022 where she currently serves a Small Cap Growth Portfolio Manager. Prior to joining Peregrine, Ms. Lewis was a Vice President and Senior Equity Analyst at OppenheimerFunds and an Equity Research Analyst at Marsico Capital Management.

II. Statement of Additional Information Effective June 30, 2023, in the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Small Company Growth Fund	Small Company Growth Portfolio / Peregrine	William A. Grierson, CFA Paul E. von Kuster, CFA Allison Lewis Ryan H. Smith, CFA Samuel D. Smith, CFA

Allison Lewis, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts

Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	This portfolio manager was added to the Fund on June 30, 2023. The information presented for this Fund is as of May 31, 2022, at which time they were not a manager of the Fund.

Peregrine
Allison Lewis, CFA[1]	Small Company Growth Fund	$0
1.	This portfolio manager was added to the Fund on June 30, 2023. The information presented for this Fund is as of May 31, 2022, at which time they were not a manager of the Fund.

April 14, 2023	SUP1848 04-23